Employee Future Benefits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($) year	Dec. 31, 2018 CAD ($) age	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of defined benefit plans [line items]
Administration expenses	$ 1.0				$ 2.0	$ 2.0
Weighted average duration of defined benefit obligation | year			14
Minimum
Disclosure of defined benefit plans [line items]
Employer contribution (as percent)		500.00%
Maximum
Disclosure of defined benefit plans [line items]
Employer contribution (as percent)		1000.00%
Registered Pension Plan
Disclosure of defined benefit plans [line items]
Administration expenses	1.0				2.0	2.0
Registered Pension Plan | Letter of credit
Disclosure of defined benefit plans [line items]
Letter of credit, posted	80.0	$ 80.0	$ 80.0	$ 80.0
Supplemental Pension Plan
Disclosure of defined benefit plans [line items]
Administration expenses	0.0				0.0	0.0
Other Post-Employment Benefit Plans
Disclosure of defined benefit plans [line items]
Maximum age disabled and retired members eligible for benefits		65		65
Administration expenses	0.0				0.0	$ 0.0
Related parties [member] | Registered Pension Plan
Disclosure of defined benefit plans [line items]
Administration expenses	$ 0.1				$ 0.1